GuidePath® Absolute Return Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2022

Number of Shares		Value
	INVESTMENT COMPANIES - 98.77%
	Alternative Funds - 1.10%
5,934	Invesco DB Agriculture Fund	$119,570
5,343	Invesco DB Energy Fund	121,126
1,071	Invesco DB Precious Metals Fund	51,460
47,037	ProShares Investment Grade-Interest Rate Hedged ETF (a)	3,344,801
		3,636,957
	Domestic Equity Funds - 3.14%
775,796	DoubleLine Shiller Enhanced CAPE - Institutional Shares	9,162,149
3,503	Vanguard S&P 500 ETF (a)(b)	1,230,744
		10,392,893
	Domestic Fixed Income Funds - 86.60%
2,746,000	BlackRock Low Duration Bond Portfolio - Institutional Shares	24,357,017
752,349	DoubleLine Core Fixed Income Fund - Institutional Shares	6,914,089
1,290,781	DoubleLine Flexible Income Fund - Institutional Shares (c)	10,816,742
2,576,204	DoubleLine Low Duration Bond Fund - Institutional Shares	24,164,793
3,845,747	DoubleLine Total Return Bond Fund - Institutional Shares	33,727,202
264,329	iShares 7-10 Year Treasury Bond ETF (a)	25,317,432
68,997	Schwab Short-Term U.S. Treasury ETF (a)	3,328,415
4,744	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	433,934
165,257	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	5,022,160
1,817,043	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	16,680,454
5,607,065	Vanguard High-Yield Corporate Fund - Admiral Shares	28,876,385
232,372	Vanguard Intermediate-Term Corporate Bond ETF (a)	18,011,154
153,922	Vanguard Long-Term Treasury ETF	9,484,674
896,390	Vanguard Mortgage-Backed Securities ETF (a)	40,803,673
375,080	Vanguard Short-Term Corporate Bond ETF	28,202,265
141,405	Vanguard Total Bond Market ETF	10,158,535
		286,298,924
	International Equity Funds - 0.17%
2,861	iShares Core MSCI Emerging Markets ETF	133,609
9,600	Vanguard FTSE Developed Markets ETF (a)	402,912
		536,521
	International Fixed Income Funds - 4.47%
242,440	Vanguard Emerging Markets Government Bond ETF	14,783,991
	Opportunistic Fixed Income Funds - 3.29%
1,182,685	BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	10,880,706
	Total Investment Companies (Cost $336,973,751)	326,529,992

	SHORT TERM INVESTMENTS - 0.00% (d)
	Money Market Funds - 0.00%
211	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 4.22% (b)	211
	Total Short Term Investments (Cost $211)	211

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 7.27%
24,027,998	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 4.49% (b)	24,027,998
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $24,027,998)	24,027,998

	Total Investments (Cost $361,001,960) - 106.04%	350,558,201
	Liabilities in Excess of Other Assets - (6.04)%	(19,955,327)
	TOTAL NET ASSETS - 100.00%	$330,602,874

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2022.
(c)
Certain GuidePath® Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to $942,449 or 0.29% of total net assets as of December 31, 2022.

(d)	Less than 0.01%.